Metropolitan Life Insurance Company
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101                                        [METLIFE LOGO]


Tel 212-578-5334   Fax 212 215-1622


September 8, 2006

VIA EDGAR

Securities and Exchange Commission
100 Fifth Street, NE
Washington, D.C.  20549

Re:   MetLife of CT Fund U for Variable Annuities
      (formerly, Travelers Fund U for Variable Annuities)
      File No. 811-03575

Commissioners:

Semi-annual reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the MetLife of CT Fund U for Variable Annuities (formerly, Travelers Fund U for Variable Annuities) of the MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual report for the Dreyfus Stock Index Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000846800, File No. 811-5719.

The semi-annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The semi-annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The semi-annual reports for certain portfolios of Lazard Retirement Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The semi-annual reports for certain series of Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc.) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047909, File No. 811-08443.

The semi-annual reports for certain series of Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The semi-annual reports for certain portfolios of Legg Mason Partners Variable Portfolios III, Inc. (formerly, Travelers Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS No. 0001126087, File No. 811-10183.

The semi-annual reports for certain series of MetLife Investment Funds, Inc. (formerly, CitiStreet Funds Inc.) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896629, File No. 811-7450.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS No. 0000710826, Field No. 811-03618.

The semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The semi-annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.


Sincerely,

/s/ Myra L. Saul

Myra L. Saul